Note 6 - Other Real Estate Owned (Details) - Other Real Estate Owned (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Real Estate Owned [Abstract]
Real estate acquired in settlement of loans, beginning of period	$ 5,249,000	$ 9,619,000
Real estate acquired in settlement of loans, end of period	3,686,000	5,249,000
New real estate acquired in settlement of loans at lower of fair value or principal balance	747,000	438,000
Capital expenditures on real estate acquired in settlement of loans	14,000	88,000
Sales of real estate acquired in settlement of loans	(2,622,000)	(5,226,000)
Gains on sale of real estate acquired in settlement of loans	641,000	339,000
Deferral (recognition of gains previously deferred) of gain on sale of real estate acquired in settlement of loans	(337,000)	66,000
Less: Impairment recognized	$ (6,000)	$ (75,000)